Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	May 31, 2016
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Shipping and other transportation costs	$ 84,548	$ 56,564	$ 208,454	$ 141,764	$ 221,974	$ 154,025
Stock-based compensation expense	111,872	$ 29,424	224,039	$ 310,718	341,554	657,730
Transfers into level 1 to level 2, liabilities	0		0		0	0
Transfers into level 2 to level 1, liabilities	$ 0		0		0	0
Transfers into level 3, liabilities			0		0	0
Transfers out of level 3, liabilities			$ 0		$ 0	$ 0
Common Stock
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Common stock issued for warrants exercised							127,143